Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 1,824	$ 958	$ 5,205	$ 3,408	$ 1,479
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	325	333	1,339	1,266	1,059
Provision for loan losses	110	252	1,423	1,883	2,953
Accretion of loan purchase discount	(48)	(69)	(483)	(404)	(1,150)
Stock based compensation expense	107	121	455	323	255
Amortization of other intangible assets	1	3	14	14	13
Net amortization of premiums on investment securities	89	95	400	371	445
Change in cash surrender value of bank-owned life insurance	(147)	(89)	(341)	(323)	(152)
Net gain on sales of investment securities	(7)	(34)	(34)
Gain on sales of loans held for sale	(302)	(77)	(641)	(632)	(248)
Net gain on sales of other real estate owned	2	(13)	(10)	(20)	(61)
Net originations of loans held for sale	(10,022)	(5,538)	(45,441)	(35,895)	(16,606)
Proceeds from sales of loans held for sale	16,674	5,146	39,275	37,294	14,036
Decrease (increase) in accrued interest receivable and other assets	(460)	1,689	712	(2,076)	(338)
Increase (decrease) in accrued expenses and other liabilities	284	182	360	683	(100)
Net cash provided by operating activities	8,430	2,959	2,233	6,141	1,633
Cash flows from investing activities:
Purchases of securities available for sale	(14,922)	(8,955)	(310,983)	(146,787)	(242,462)
Sales of securities available for sale	3,778	981	300,981	120,000	239,997
Proceeds from maturities, calls and pay downs of investment securities	2,807	2,257	10,334	9,664	15,401
Purchases of non-marketable equity securities, net	1,003	(1)	(1,425)	(125)	(1,554)
Net loans originated	(12,716)	(5,879)	(109,175)	(98,513)	(102,640)
Net additions to bank premises and equipment	(627)	(121)	(2,243)	(576)	(909)
Proceeds from sales of other real estate owned	48	104	2,817	1,566	1,462
Net cash used in investing activities	(20,629)	(11,614)	(116,700)	(119,771)	(95,705)
Cash flows from financing activities:
Net change in deposits	29,512	(1,254)	64,805	126,036	83,144
Net increase in advances from Federal Home Loan Bank	(25,000)		25,000	5,000
Dividends paid on preferred stock	(20)	(20)	(80)	(60)	(100)
Proceeds from issuance of common stock, net offering cost of $61 for the year ended December 31, 2014		5,438	5,438	1,210	1,398
Net cash provided by financing activities	4,492	4,164	131,072	137,116	84,442
Net increase (decrease) in cash and cash equivalents	(7,707)	(4,491)	16,605	23,486	(9,630)
Cash and cash equivalents at beginning of year	93,251	76,646	76,646	53,160	62,790
Cash and cash equivalents at end of period	85,544	72,155	93,251	76,646	53,160
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	775	598	2,927	2,470	2,300
Cash paid for income taxes	100		2,750	2,475	900
Supplemental Disclosures of Non Cash Flow Information:
Sale and finance of stock to ESOP		500	500
Net issuance of common stock for vesting of restricted stock units to cover withholding	96
Net foreclosure of other real estate owned	$ 493	$ 1,060	$ 1,115	$ 1,154	$ 3,158